As filed with the Securities and Exchange Commission on September 5, 2013

Registration No. 333-185960

UNITED STATES SECURITIES AND EXCHANGE

COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 2

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 4 th Floor

100 Mulberry Street

Newark, New Jersey 07102

(Address of Principal Executive Offices)

(973) 367-7521

(Registrant’s Telephone Number)

Claudia DiGiacomo, Esq.

Gateway Center Three, 4 th Floor

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference from the Registrant’s Registration Statement on Form N-14 (File No. 333-185960) filed on February 13, 2013.

This amendment is being filed solely to file certain exhibits to the Registration Statement.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland corporation. With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Paragraph (a)(5) of the Registrant’s Articles of Incorporation and Article V of the Registrant’s By-laws, both incorporated by reference herein.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Funds under the Investment Management Agreement, reference is made to Section 8 of the Investment Management Agreement incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification under the Sub-Advisory Agreements of the Investment Manager, any affiliated person within the meaning of Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “ICA”), of the Investment Manager and each person, if any, who controls the Investment Manager within the meaning of Section 15 of the 1933 Act, as amended (the “1933 Act”), reference is made to Section 14 of each form of Sub-Advisory Agreement incorporated by reference herein.

With respect to Registrant’s indemnification of Prudential Investment Management Services LLC (the “Distributor”), its officers and directors and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, and the Distributor’s indemnification of Registrant, its officers and directors and any person who controls Registrant, if any, within the meaning of the 1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement incorporated by reference herein.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)(A) Articles of Incorporation of Registrant. Incorporated by reference to Registrant’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “Commission”) on March 10, 1997.

(B) Amendment to Articles of Incorporation of Registrant dated July 3, 1997. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on July 9, 1997.

(C) Amendment to Articles of Incorporation of Registrant dated July 17, 1997. Incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on October 17, 1997.

(D) Articles Supplementary of Registrant dated December 29, 1997. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on June 5, 1998.

(E) Articles Supplementary of Registrant dated August 14, 1998. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 31, 1998.

(F) Articles Supplementary of Registrant dated December 16, 1998. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 31, 1998.

(G) Articles Supplementary of Registrant dated September 23, 1999. Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on October 15, 1999.

(H) Articles Supplementary of Registrant dated February 14, 2000. Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 2, 2000.

(I) Articles Supplementary of Registrant dated May 1, 2000. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on August 22, 2000.

(J) Articles Supplementary of Registrant dated September 8, 2000. Incorporated by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 15, 2000.

(K) Articles of Amendment of Registrant dated September 8, 2000. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2001.

(L) Articles Supplementary of Registrant dated February 27, 2001. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2001.

(M) Articles of Amendment of Registrant dated February 27, 2001. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2001.

(N) Articles of Amendment of Registrant dated September 7, 2001. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on September 14, 2001.

(O) Articles Supplementary of Registrant dated November 30, 2001. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 10, 2001.

(P) Articles Supplementary of Registrant dated February 26, 2002. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2002.

(Q) Articles of Amendment of Registrant dated April 24, 2002. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on April 30, 2002.

(R) Articles of Amendment of Registrant dated June 24, 2002. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 26, 2002.

(S) Articles of Amendment of Registrant dated November 12, 2002. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 26, 2002.

(T) Articles of Amendment of Registrant dated December 19, 2003. Incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 29, 2003.

(U) Articles Supplementary of Registrant dated January 27, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(V) Articles Supplementary of Registrant dated January 27, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(W) Certificate of Correction of Registrant dated February 27, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(X) Certificate of Correction of Registrant dated February 27, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004

(Y) Certificate of Correction of Registrant dated February 27, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(Z) Certificate of Correction of Registrant dated February 27, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(AA) Certificate of Correction of Registrant dated February 27, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(BB) Articles of Amendment of Registrant dated May 10, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(CC) Articles Supplementary of Registrant dated September 10, 2004. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(DD) Articles of Amendment of Registrant dated August 2, 2005. Incorporated by reference to Registrant’s Registration statement on Form N1-A as filed with the Commission on August 5, 2005.

(EE) Articles Supplementary of Registrant dated August 2, 2005. Incorporated by reference to Registrant’s Registration statement on Form N1-A as filed with the Commission on August 5, 2005.

(FF) Articles Supplementary of Registrant dated February 24, 2006. Incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2006.

(GG) Articles of Amendment dated January 12, 2007. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 8, 2007.

(HH) Articles of Amendment dated January 26, 2007. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 8, 2007.

(II) Articles of Amendment dated February 8, 2007. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 8, 2007.

(JJ) Articles of Amendment for name change dated February 16, 2010. Incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 17, 2010.

(KK) Articles Supplementary for Class Q and Class R shares. Incorporated by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on January 14, 2011. (LL) Articles Supplementary of Registrant dated September 14, 2011. Incorporated by reference to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 28, 2011.

(2) By-laws of Registrant. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 23, 2004.

(3) Not Applicable.

(4) The form of Plan of Reorganization for the reorganization of Target Growth Allocation Fund, a series of Target Asset Allocation Funds, and Prudential Jennison Equity Income Fund, a series of Prudential Investment Portfolios, Inc. 10, is included as Exhibit A to the combined Prospectus and Proxy Statement contained in this Registration Statement on Form N-14.

(5) In response to this item, Registrant incorporates by reference the following provisions of its Charter and By-Laws, filed herewith as Exhibit (a) and Exhibit (b), defining the rights of the Registrant’s shareholders: Article Sixth of the Charter and Article I of the By-Laws.

(6) (A) Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various funds of the Registrant. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 25, 2005.

(B) Sub-advisory Agreement between Prudential Investments LLC and Quantitative Management Associates LLC, with Amendment, for the Prudential Mid Cap Value Fund (MCV) (formerly, Dryden Mid Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 8, 2007.

(C) Sub-advisory Agreement between Prudential Investments LLC and Jennison Associates LLC, with Amendment, for JEIF. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 8, 2007.

(7) (A) Amended and Restated Underwriting and Distribution Agreement between Registrant and American Skandia Marketing, Incorporated. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(i) Amended Exhibit A dated March 11, 2011 for Distribution Agreement dated September 16, 2010, incorporated by reference to Prudential World Fund, Inc. Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(B) Sales Agreement with American Skandia Marketing, Incorporated. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on July 9, 1997.

(C) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC (PIMS) dated September 16, 2010. Incorporated by reference to Prudential Jennison Small Company Fund, Inc. Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 2-68723) filed via EDGAR on September 16, 2010.

(i) Amended Exhibit A for Distribution Agreement dated September 16, 2010. Incorporated by reference to Prudential World Fund, Inc. Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(8) (A) Deferred Compensation Plan. Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 2, 2000.

(B) Amendment to Deferred Compensation Plan. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(9) Custodian Agreement dated July 1, 2005 between Registrant and PFPC Trust Company (PFPC). Incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2006.

(10) (A) Distribution and Service Plan for Class A Shares. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(B) Distribution and Service Plan for Class B Shares. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(C)Distribution and Service Plan for Class C Shares. Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on June 4, 1997.

(D) Distribution and Service Plan for Class X Shares. Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on June 4, 1997.

(E) Distribution and Service Plan for New Class X Shares. Incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on February 28, 2003.

(F) Distribution and Service Plan for Class L Shares. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(G) Distribution and Service Plan for Class M Shares. Incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 14, 2004.

(H) Distribution and Service Plan for Class R Shares for Prudential Jennison Equity Income Fund. Incorporated by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-14 as filed with the Commission on October 15, 2010.

(I) Rule 12b-1 Fee Waiver for Class A Shares of Prudential Jennison Mid Cap Value Fund and Prudential Jennison Equity Income Fund. Incorporated by reference to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 28, 2012.

(K) Rule 12b-1 Fee Waiver for Class R Shares of Prudential Jennison Equity Income Fund. Incorporated by reference to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on December 28, 2012.

(L) Amended and Restated Rule 18f-3 Plan dated September 15, 2010. Incorporated by reference to the Prudential Jennison Small Company Fund, Inc. Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed via EDGAR on September 16, 2010 (File No.2-68723.

(11) Opinion and consent of Foley & Lardner LLP as to the legality of the securities being registered. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-185960) filed via EDGAR on February 13, 2013.

(12) Opinion and consent of Shearman & Sterling LLP supporting tax matters and consequences to shareholders. Filed herewith.

(13) (A) Administration Agreement between Registrant and PFPC Inc. Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on June 4, 1997.

(B) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(C) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on

Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(D) Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007.Incorporated by reference to the Prudential Investment Portfolios 3 Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on December 30, 2010 (File No. 333-95849).

(E) Administration Agreement between Registrant and American Skandia Investment Services, Incorporated. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on August 22, 2000.

(14) (A) Consent of KPMG LLP, independent registered public accounting firm, for the Registrant. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-185960) filed via EDGAR on February 13, 2013.

(B) Consent of KPMG LLP, independent registered public accounting firm, for Target Growth Asset Allocation Fund. Incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-185960) filed via EDGAR on February 13, 2013.

(15)	Not Applicable.

(16)	Power of attorney dated December 4, 2012. Incorporated by reference to Form N-14 filed with the Commission on January 10, 2013.

(17)	Form of voting instruction card for shareholders of Target Growth Asset Allocation Fund. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Commission on January 10, 2013.

ITEM 17. UNDERTAKINGS

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c) The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 5th day of September 2013.

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

By: /s/ Stuart S. Parker
Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Ellen S. Alberding	Trustee

*Kevin J. Bannon	Trustee

*Scott E. Benjamin	Trustee

*Linda W. Bynoe	Trustee

Keith F. Hartstein	Trustee

*Michael S. Hyland	Trustee

*Douglas H. McCorkindale	Trustee

*Stephen P. Munn	Trustee

* Stuart S. Parker	President and Trustee, Principal Executive Officer

James E. Quinn	Trustee

*Richard A Redeker	Trustee

*Robin B. Smith	Trustee

*Stephen G. Stoneburn	Trustee

*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

* By:	/s/ Claudia DiGiacomo	Attorney-in-Fact	September 5, 2013
Claudia DiGiacomo

Exhibit Index

(12)	Opinion and consent of Shearman & Sterling LLP supporting tax matters and consequences to shareholders.

Exhibit (12)

599 LEXINGTON AVENUE | NEW YORK | NY | 10022-6069 WWW.SHEARMAN.COM | T +1.212.848.4000 | F +1.212.848.7179

June 21, 2013

Target Growth Allocation Fund

a series of Prudential Investment Portfolios 16

Prudential Jennison Equity Income Fund

a series of Prudential Investment Portfolios, Inc. 10

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102-4077

Ladies and Gentlemen:

We are acting as special tax counsel to Prudential Investment Portfolios 16 (“PIP16”) and Prudential Investment Portfolios, Inc. 10 (“PIP10”) in connection with the proposed transfer of all of the assets of the Target Growth Allocation Fund, a series of PIP16 (the “Acquired Fund”) to Prudential Jennison Equity Income Fund, a series of PIP10 (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, pursuant to the proposed Plan of Reorganization, filed as an exhibit to the Prospectus (as defined below), by PIP10, on behalf of the Acquiring Fund, and PIP16, on behalf the Acquired Fund (the “Plan”). The transactions contemplated by the Plan are referred to herein as the “Reorganization.” All capitalized terms used but not defined herein shall have the meanings ascribed to such terms in the Plan. Unless otherwise specifically indicated, all “Section” references are to the Internal Revenue Code of 1986, as amended and currently in effect (the “Code”). In connection with the filing by PIP16, on behalf of the Acquired Fund, and PIP10, on behalf of the Acquiring Fund, of the Registration Statement on Form N-14 (the “Registration Statement”), you have asked for our opinion regarding certain United States federal income tax consequences of the Reorganization.

We have examined the Registration Statement relating to, among other things, the shares of the Acquiring Fund to be offered in exchange for the assets of the Acquired Fund, and containing the Prospectus and Proxy Statement relating to the Reorganization (the “Prospectus”), filed with the Securities and Exchange Commission (the “Commission”) on February 13, 2013, pursuant to the provisions of the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations of the Commission thereunder. In addition, in connection with rendering the opinion expressed herein, we have examined originals or copies of such other documents, records and instruments as we have deemed necessary or appropriate for the purpose of rendering this opinion, including the form of the Plan attached as an exhibit to the Prospectus.

In our examination of the foregoing documents, we have assumed the genuineness of all signatures, the authority of each signatory, the due execution and delivery of all documents by all parties, the authenticity of all agreements, documents, certificates and instruments submitted to us as originals, the conformity of the Plan as executed and delivered by the parties with the form of the Plan attached as an exhibit to the Prospectus, and the conformity with originals of all agreements, documents, certificates and instruments submitted to us as copies.

In connection with rendering our opinion, we have further assumed that the transactions contemplated by the Plan will be consummated in accordance therewith and as described in the Prospectus and that the information in the Prospectus is true, correct and complete in all material respects. We have relied on the representations made on behalf of the Acquiring Fund and the Acquired Fund in an Officer’s Certificate, dated as of the date hereof, and we have assumed that such representations are, and will continue to be, true, correct and complete in all material respects.

Based upon the foregoing, in reliance thereon and subject thereto, and based upon the Code, the Treasury regulations promulgated thereunder, judicial decisions, revenue rulings and revenue procedures of the Internal Revenue Service (the “IRS”), and other administrative pronouncements, all as in effect on the date hereof, we are of the opinion that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a), and that:

  Each of the Acquiring Fund and the Acquired Fund will be a “party to a reorganization” within the meaning of Section 368(b);

  In accordance with Sections 357 and 361, no gain or loss will be recognized by the Acquired Fund as a result of the transfer of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders, as provided for in the Plan;

  In accordance with Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

  In accordance with Section 362(b), the tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;

  In accordance with Section 1223, the Acquiring Fund’s holding period with respect to the assets of the Acquired Fund acquired by it will include the period for which such assets were held by the Acquired Fund;

  In accordance with Section 354(a)(1), no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt (whether actual or constructive) of the Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

  In accordance with Section 358, immediately after the consummation of the Reorganization, the tax basis of the Acquiring Fund Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

  In accordance with Section 1223, a shareholder’s holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset for United States federal income tax purposes at the time of the exchange; and

  The taxable year of the Acquired Fund will end on the effective date of the Reorganization, and, pursuant to Section 381(a) and the regulations thereunder, the Acquiring Fund will succeed to and take into account, subject to applicable limitations, certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

No opinion is expressed as to any other matter, including the accuracy of the representations or the reasonableness of the assumptions relied upon by us in rendering the opinion set forth above. Our opinion is based on current United States federal income tax law and administrative practice and we do not undertake to advise you as to any future changes in such law or practice that may affect our opinion unless we are specifically retained to do so. Our opinion is not binding upon the IRS or a court and will not preclude the IRS or a court from adopting a contrary conclusion.

* * *

We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to the use of our name and to any reference to our firm in the Registration Statement or in the Prospectus constituting a part thereof. In giving such consent, we do not hereby admit that we are the category of persons whose consent is required under Section 7 of the Securities Act or the rules and regulations of the Commission thereunder.

Very truly yours,

/s/ Shearman & Sterling LLP

RJB/DK

MBS

NYDOCS03/970421.2